Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 4,834	$ 1,868
Accounts receivable (net of allowance for doubtful accounts of $4,540 and $3,002, respectively)	18,653	14,034
Inventories	2,301	1,859
Deferred income tax asset, net	588
Other current assets	1,115	820
Total current assets	27,491	18,581
PROPERTY AND EQUIPMENT (net of accumulated depreciation of $14,478 and $10,289 respectively)	9,694	8,607
INTANGIBLE ASSETS (net of accumulated amortization of $405 and $182, respectively)	2,577	2,800
OTHER ASSETS	154	83
TOTAL ASSETS	39,916	30,071
CURRENT LIABILITIES
Accounts payable	4,177	3,611
Accrued compensation	2,337	2,808
Accrued expenses and other liabilities	741	669
Short-term portion of equipment capital leases	2,786	2,212
Revolving credit line	4,282	8,458
Total current liabilities	14,323	17,758
LONG TERM LIABILITIES
Long-term portion of equipment capital leases	3,294	3,097
Deferred income tax liability, net	588
Total long term liabilities	3,882	3,097
TOTAL LIABILITIES	18,205	20,855
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Common stock, $.001 par value, (100,000,000 shares authorized; 49,118,373 and 45,280,280 shares issued and outstanding at December 31, 2013 and 2012, respectively)	49	45
Additional paid-in capital	42,200	31,742
Accumulated deficit	(20,538)	(22,571)
Total stockholders' equity	21,711	9,216
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 39,916	$ 30,071